FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Commodity Price Risk (Details) - Commodity Price Risk [Member]	12 Months Ended
Jun. 30, 2022 USD ($)
Commodity Price Risk [Abstract]
Commodities sales forecast for next 12 months	$ 0
Hedging or derivative transaction used to manage commodity price risk	$ 0